UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21061

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2017

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2017

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Event Driven Arbitrage (3)
Davidson Kempner Partners	01/01/06 - 07/01/12	$59,244,354	$97,574,794	19.27%	Semi-Annual
Farallon Capital Offshore Investors, Inc.	10/01/06 - 04/01/12	64,397,156	100,735,590	19.89	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	39,547,741	7.81	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	04/01/16 - 07/01/16	1,526,331	2,111,065	0.42	Liquidating
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	50,729,279	68,385,828	13.50	Quarterly
Total Event Driven Arbitrage		210,897,120	308,355,018	60.89

Fixed Income Arbitrage (4)
FFIP, L.P.	01/01/06 - 04/01/12	48,044,847	101,729,297	20.09	Annual*
Parsec Trading Corp.	12/01/05 - 04/01/12	39,431,773	54,170,551	10.70	Monthly
Total Fixed Income Arbitrage		87,476,620	155,899,848	30.79

Long/Short Credit (5)
Sound Point Credit Opportunities Fund, L.P.	01/01/17	30,000,000	32,325,010	6.38	Quarterly**
Total Long/Short Credit		30,000,000	32,325,010	6.38

Total investments in Portfolio Funds		328,373,740	496,579,876	98.06

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 15,648,120)		15,648,120	15,648,120	3.09

Total investments		$344,021,860	$512,227,996	101.15%

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2017

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $506,413,072.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2017.
(3)	A Portfolio Fund in this strategy invests in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Manager believes will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(4)	A Portfolio Fund in this strategy looks to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(5)	A Portfolio Fund in this strategy invests in long and short positions in various types of credit instruments such as senior and junior securities of the same corporate issuer, securities of equivalent credit quality from different corporate issuers and different tranches in the complex capital structure of mortgage-backed securities or collateralized loan obligations. The Portfolio Fund will tend to run its investment portfolio with a variable net exposure.

The aggregate cost of investments for tax purposes was $506,152,008. Net unrealized appreciation on investments for tax purposes was $6,075,988 consisting of $29,902,678 of gross unrealized appreciation and $23,826,690 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.06% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2017

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	03/01/12 - 05/01/13	$4,593,285	$6,163,834	1.94%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 05/01/16	30,540,199	41,292,568	13.00	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 05/01/13	32,499,532	58,044,416	18.28	Annual
Marble Ridge LP	12/01/16 - 02/01/17	25,000,000	26,530,054	8.35	Quarterly**
Silver Point Capital Fund, L.P.	07/01/08	408,965	962,142	0.30	Side Pockets Only
Watershed Capital Partners, L.P.	02/01/11	746,680	1,094,735	0.35	Liquidating
Total Distressed - Long Biased		93,788,661	134,087,749	42.22

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 07/01/16	32,213,735	57,435,909	18.08	Annual
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	35,271,376	58,798,826	18.51	Semi-Annual*
King Street Capital, L.P.	08/01/07 - 07/01/08	26,065,850	45,783,940	14.42	Quarterly*
Total Distressed - Variable Biased		93,550,961	162,018,675	51.01

Distressed - Short Biased Credit (5)
Anchorage Short Credit Fund, L.P.	11/01/16 - 02/01/17	13,500,000	11,779,764	3.71	Monthly
Total Distressed - Short Biased Credit		13,500,000	11,779,764	3.71

Total investments in Portfolio Funds		200,839,622	307,886,188	96.94

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 14,886,351)		14,886,351	14,886,351	4.69

Total investments		$215,725,973	$322,772,539	101.63%

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2017

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $317,596,288.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2017.
(3)	A Portfolio Fund in this strategy invests in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Fund will tend to run its investment portfolio with a long bias net exposure.
(4)	A Portfolio Fund in this strategy invests in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Fund will tend to run its investment portfolio with a variable net exposure.
(5)	A Portfolio Fund in this strategy invests in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Fund will tend to run its investment portfolio with a short bias net exposure.

The aggregate cost of investments for tax purposes was $308,638,928. Net unrealized appreciation on investments for tax purposes was $14,133,611 consisting of $26,594,725 of gross unrealized appreciation and $12,461,114 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.94% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2017

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	05/01/11 - 05/01/15	$50,152,453	$88,319,313	9.25%	Monthly
Sachem Head LP	05/01/15 - 09/01/17	50,000,000	54,966,718	5.76	Quarterly*
Spindrift Partners, L.P.	01/01/11 - 01/01/17	155,768	182,933	0.02	Side Pockets Only
Total Directional Equity		100,308,221	143,468,964	15.03

Equity Hedged - Generalist (4)
Eminence Partners, L.P.	01/01/14 - 01/01/17	61,000,000	76,984,699	8.07	Quarterly**
Eton Park Fund, L.P.	05/01/15	3,082,488	2,827,549	0.30	Liquidating
Highfields Capital II LP	07/01/13 - 07/01/15	45,000,000	51,019,800	5.34	Semi Annual*
Lakewood Capital Partners, LP	05/01/17 - 09/01/17	65,000,000	67,640,724	7.09	Quarterly**
MW TOPS Fund	05/01/10 - 09/01/17	69,991,385	91,288,309	9.56	Monthly
Route One Fund I, L.P.	11/01/10	3,334,106	6,480,967	0.68	Annual*
Turiya Fund LP	03/01/12 - 05/01/14	55,275,000	82,827,512	8.68	Quarterly*
Viking Global Equities LP	11/01/05 - 03/01/11	24,795,574	84,493,540	8.85	Annual
Total Equity Hedged - Generalist		327,478,553	463,563,100	48.57

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	07/01/08 - 11/01/13	27,371,158	45,529,919	4.77	Quarterly*
Crescent Park Partners, L.P.	10/01/14 - 02/01/15	35,000,000	39,907,794	4.18	Semi-Annual*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	35,000,000	46,691,293	4.89	Quarterly*
Long Pond Capital QP Fund, LP	01/01/14 - 02/01/14	42,217,853	56,125,192	5.88	Quarterly*
North River Partners, L.P.	06/01/13 - 11/01/13	39,432,203	64,761,739	6.79	Quarterly
Total Equity Hedged - Sector Specialist		179,021,214	253,015,937	26.51

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2017

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Short-Biased Equity (6)
Copper River Partners, L.P.	01/01/08	542,124	132,560	0.01	Liquidating
Kriticos International Limited	01/01/12 - 09/01/17	59,007,196	37,266,399	3.91	Quarterly*
Total Short-Biased Equity		59,549,320	37,398,959	3.92

Total investments in Portfolio Funds		666,357,308	897,446,960	94.03

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 61,087,356)		61,087,356	61,087,356	6.40

Total investments		$727,444,664	$958,534,316	100.43%

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $954,468,261.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2017.
(3)	A Portfolio Fund in this strategy makes investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a relatively high or variable net exposure.
(4)	A Portfolio Fund in this strategy makes investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a relatively low net exposure and will invest broadly across all market sectors.
(5)	A Portfolio Fund in this strategy makes investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a relatively low net exposure and will focus on investing in specific market sectors.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2017

(6)	A Portfolio Fund in this strategy makes investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $857,129,003. Net unrealized appreciation on investments for tax purposes was $101,405,313 consisting of $132,034,743 of gross unrealized appreciation and $30,629,430 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.03% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2017:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$496,579,876
Money Market Investment	15,648,120	-	-	15,648,120
Total Investments	$15,648,120	$-	$-	$512,227,996

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$307,886,188
Money Market Investment	14,886,351	-	-	14,886,351
Total Investments	$14,886,351	$-	$-	$322,772,539

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$897,446,960
Money Market Investment	61,087,356	-	-	61,087,356
Total Investments	$61,087,356	$-	$-	$958,534,316

(1)	In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 4, 2017

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: December 4, 2017

*	Print the name and title of each signing officer under his or her signature.